Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31,
	2021	2020
Copper	$873,339	$563,910
Zinc	301,086	264,106
Gold	246,562	180,949
Silver	26,932	25,986
Molybdenum	37,487	25,627
Other	7,454	5,619
Revenue from contracts	1,492,860	1,066,197
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	37,788	27,854
Amortization of deferred revenue - silver	33,731	39,409
Amortization of deferred revenue - variable consideration adjustments - prior periods	1,617	6,668
	73,136	73,931
Pricing and volume adjustments [2]	(8,568)	9,178
	1,557,428	1,149,306
Treatment and refining charges	(55,430)	(56,888)
	$1,501,998	$1,092,418

Disclosure of depreciation and amortization expense [Table Text Block]
	Year ended December 31,
	2021	2020
Cost of sales	$357,924	$361,827
Selling and administrative expenses	1,843	1,776
	$359,767	$363,603

Disclosure of detailed information about share-based compensation expenses (recoveries) [Table Text Block]
	Cash-settled				Total share-based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2021
Cost of sales	$1,347	$-	$-	$-	$1,347
Selling and administrative	3,668	1,459	3,382	1,919	10,428
Other expenses	370	-	-	-	370
	$5,385	$1,459	$3,382	$1,919	$12,145
Year ended December 31, 2020
Cost of sales	$1,400	$-	$-	$-	$1,400
Selling and administrative	4,872	5,149	1,987	$1,122	13,130
Other expenses	478	-	-	-	478
	$6,750	$5,149	$1,987	$1,122	$15,008

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended December 31,
	2021	2020
Current employee benefits	$205,402	$179,486
Share-based compensation (notes 5d, 18, 23)
Equity settled stock options	1,919	1,122
Cash-settled restricted share units	5,385	6,750
Cash-settled deferred share units	1,459	5,149
Cash-settled performance share units	3,382	1,987
Employee share purchase plan	1,933	1,783
Post-employee pension benefits
Defined benefit plans	11,433	11,671
Defined contribution plans	2,061	1,774
Past service costs (note 19)	4,989	-
Other post-retirement employee benefits	7,526	9,305
Termination benefits	470	582
	$245,959	$219,609

Disclosure of detailed information about other operating expense [Table Text Block]
	Year ended December 31,
	2021	2020
Regional costs	$3,652	$3,602
Loss on disposal of property, plant and equipment	7,038	5,088
Closure cost adjustment - non-producing properties	(4,602)	2,721
Allocation of community costs	1,768	2,880
Restructuring - Manitoba	6,947	-
Copper World Preliminary Economic Assessment ("PEA") study costs	12,555	-
Other	2,421	3,292
	$29,779	$17,583

Disclosure of detailed information about finance income and expenses [Table Text Block]
	Year ended December 31,
	2021	2020
Net interest expense on long-term debt
Interest expense on long-term debt	$74,748	$82,712
Accretion on streaming arrangements (note 17)
Additions	42,060	60,362
Variable consideration adjustments - prior periods	594	(3,692)
	42,654	56,670
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives (note 16)	49,754	(45,387)
Gold prepayment liability	293	20,141
Investments	4,467	(4,124)
	54,514	(29,370)
Other net finance costs
Net foreign exchange losses (gains)	1,403	(1,644)
Accretion on community agreements measured at amortized cost	2,811	3,641
Accretion on environmental provisions	4,988	3,543
Withholding taxes	7,727	8,267
Premium paid on redemption of notes (note 16)	22,878	7,252
Write-down of unamortized transaction costs (note 16)	2,480	3,817
Other finance expense	7,813	8,826
Interest income	(997)	(1,812)
	49,103	31,890
Net finance expense	$221,019	$141,902